Summary of Significant Accounting Policies (Details) - Schedule of estimated useful lives	12 Months Ended
Jun. 30, 2021
Summary of Significant Accounting Policies (Details) - Schedule of estimated useful lives [Line Items]
Leasehold improvements	Shorter of the remaining lease terms and estimated useful lives
Minimum [Member] | Office equipment, furniture, fixtures [Member]
Summary of Significant Accounting Policies (Details) - Schedule of estimated useful lives [Line Items]
Estimated useful life	3 years
Minimum [Member] | Motor vehicles [Member]
Summary of Significant Accounting Policies (Details) - Schedule of estimated useful lives [Line Items]
Estimated useful life	3 years
Maximum [Member] | Office equipment, furniture, fixtures [Member]
Summary of Significant Accounting Policies (Details) - Schedule of estimated useful lives [Line Items]
Estimated useful life	5 years
Maximum [Member] | Motor vehicles [Member]
Summary of Significant Accounting Policies (Details) - Schedule of estimated useful lives [Line Items]
Estimated useful life	5 years